Research and Development Expenditures Recognized as Expenses	12 Months Ended
Dec. 31, 2022
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Research and Development Expenditures Recognized as Expenses
32.	Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Administrative expenses	￦	116,273	123,092	179,714
Cost of sales		351,861	345,457	356,560

	￦	468,134	468,549	536,274